Revenue and Segment Reporting	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Revenue and segment reporting
17.	Revenue and segment reporting

The principal activities of the Group are providing a wide range of educational programs, services and products, consisting primarily of general adult English training, overseas training services, online English training, junior English training and other English language-related services in the PRC.

(a)	Disaggregation of revenue

	For the Six Months Ended June 30,
	2020	2021
	RMB’000	RMB’000

Revenue from contracts with customers
General adult English training	101,731	101,826
Overseas training services	41,015	76,916
Online English training	156,264	132,167
Junior English training	55,156	48,334
Sales of goods	11,389	44,446
Others English language-related services	5,354	7,630

Total	370,909	411,319

(b)	Revenue expected to be recognised in the future arising from contracts with customers in existence at the reporting date

As of December 31, 2020 and June 30, 2021, the aggregated amount of the transaction price allocated to the remaining performance obligations under the Group’s existing contracts was RMB767,228 and RMB699,607, respectively. This amount principally represents revenue expected to be recognized in the future from contracts for general adult English training, overseas training services, online English training and junior English training entered into by the customers with the Group. The Group will recognize the expected revenue in future as the service is rendered, which is expected to occur over the next 1 to 51 months.

(c)	Segment Reporting

The Group’s chief operating decision makers has been identified as the Chairman, Vice-Chairman and Chief Executive Officer who review financial information of operating segments when making decisions about allocating resources and assessing performance of the Group.

The Group identified the following four operating segments, including general adult English training, overseas training services, online English training and junior English training as reportable segments.

—	General adult English training: this segment delivers English course to customers based on customers’ particular needs and in a convenient classroom setting at learning centers located across the PRC.

—	Overseas training services: this segment provides English test preparation courses training services, consulting services related to overseas study and short-term study abroad programs services.

—	Online English training: this segment provides tutorial courses through online platform of “Likeshuo”.

—	Junior English training: this segment provides English courses to students aged between six to 18 in a convenient classroom setting at learning centers located across the PRC.

Revenue and expenses are allocated to the reportable segments with reference to revenue generated by those segments and the expenses incurred by those segments.

The measure used for reporting segment profit is gross profit (revenue less cost of sales).

Other information, together with the segment information, provided to the Group’s chief operating decision makers, is measured in a manner consistent with that applied in these financial statements. There were no separate segment assets and segment liabilities information provided to the Group’s chief operating decision makers, as they do not use this information to allocate resources to or evaluate the performance of the operating segments.

(i)	Segment revenue and results

Disaggregation of revenue from contracts with customers by the timing of revenue recognition, as well as information regarding the Group’s reportable segments as provided to the Group’s chief operating decision makers for the purposes of resource allocation and assessment of segment performance for the six months ended June 30, 2020 and June 30, 2021 is set out below.

		For the six months ended June 30, 2020
	General adult English training	Overseas training services	Online English training	Junior English training	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Disaggregated by timing of revenue recognition
Point in time	11,389	-	-	-	11,389
Overtime	101,731	41,015	156,264	55,156	354,166

Revenue from external customers	113,120	41,015	156,264	55,156	365,555

Reportable segment revenue	113,120	41,015	156,264	55,156	365,555

Reportable segment gross profit	(1,761)	(86)	69,437	19,975	87,565

		For the six months ended June 30, 2021
	General adult English training	Overseas training services	Online English training	Junior English training	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Disaggregated by timing of revenue recognition
Point in time	44,446	-	-	-	44,446
Overtime	101,826	76,916	132,167	48,334	359,243

Revenue from external customers	146,272	76,916	132,167	48,334	403,689

Reportable segment revenue	146,272	76,916	132,167	48,334	403,689

Reportable segment gross profit	52,883	25,234	63,654	(3,791)	137,980

(ii)	Reconciliations of reportable segment revenues and profit or loss

	For the Six Months Ended June 30,
	2020	2021
	RMB’000	RMB’000

Revenue
Reportable segment revenue	365,555	359,243
Other revenue	5,354	52,076

Consolidated revenue (note 17(a))	370,909	411,319

Profit
Reportable segment profit	87,565	137,980
Other profit	2,569	(1,018)

Reportable segment profit derived from Group’s external customers	90,134	136,962

Selling and marketing expenses	(139,466)	(147,543)
General and administrative expenses	(116,381)	(96,677)
Research and development expenses	(15,182)	(7,526)
Interest income	282	173
Interest expenses	(2,284)	(3,475)
Foreign currency exchange loss, net	258	(1,054)
Gains on disposal of subsidiaries	(10,163)	(5,495)
Government grants	12,879	6,369
Equity in income on equity method investments	107	1,449
Depreciation and amortization	(9,457)	(7,072)
Share-based compensation expenses	(4,577)	(38,358)
Warrant financing	-	(2,404)
Others, net	3,683	10,349
Unallocated head office and corporate expenses	(4,615)	(12,084)

Consolidated loss before income tax	(194,782)	(166,386)

(iii)	Geographical information

No geographical information is presented as the operations, major customers and assets of the Group are substantially located in the PRC.